EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
EARNINGS PER SHARE
Schedule of basic earnings per share and diluted earnings per share

	2014	2015	2016
	RMB	RMB	RMB
	(in thousands, except share and per share data)
Numerator:

Net income attributable to 51job, Inc.	438,910	618,057	565,978
Eliminate the dilutive effect of interest expense, change in fair value and foreign exchange translation related to convertible senior notes	—	32,653	—

Numerator for diluted earnings per share	438,910	650,710	565,978

Denominator:

Denominator for basic earnings per share — weighted average common shares outstanding	58,475,397	57,714,850	58,132,976
Dilutive effect of convertible senior notes	—	4,035,672	—
Dilutive effect of share options	1,216,596	748,129	341,092

Denominator for diluted earnings per share	59,691,993	62,498,651	58,474,068

Basic earnings per share	7.51	10.71	9.74

Diluted earnings per share	7.35	10.41	9.68